Goodwill - Summary of Changes in the Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Goodwill [Line Items]
Beginning balance			$ 15,147	[1]	$ 17,177		$ 17,177	[1]
Goodwill allocation related to the shift of Canada to International Markets							0
Goodwill impairment		$ 0	0		(1,280)		(700)
Goodwill reclassified as assets held for sale			(6)		(236)
Translation differences and other			859		(513)
Ending balance			16,000	[1]	15,147	[1]	17,177
North America [Member]
Goodwill [Line Items]
Beginning balance	[1]						6,459
Goodwill allocation related to the shift of Canada to International Markets							(6,459)
Goodwill impairment					0
Goodwill reclassified as assets held for sale			0		0
Translation differences and other			0		0
United States [Member]
Goodwill [Line Items]
Beginning balance			5,732	[1]	5,813		0	[1]
Goodwill allocation related to the shift of Canada to International Markets							5,813
Goodwill impairment					0
Goodwill reclassified as assets held for sale			0		(81)
Translation differences and other			0		0
Ending balance			5,732	[1]	5,732	[1]	5,813
Europe [Member]
Goodwill [Line Items]
Beginning balance			8,075	[1]	8,466		8,466	[1]
Goodwill allocation related to the shift of Canada to International Markets							0
Goodwill impairment					0
Goodwill reclassified as assets held for sale			0		(98)
Translation differences and other			737		(293)
Ending balance			8,812	[1]	8,075	[1]	8,466
International Markets [Member]
Goodwill [Line Items]
Beginning balance			1,110	[1]	1,321		675	[1]
Goodwill allocation related to the shift of Canada to International Markets							646
Goodwill impairment					0
Goodwill reclassified as assets held for sale			(6)		(50)
Translation differences and other			62		(161)
Ending balance			1,166	[1]	1,110	[1]	1,321
Other [Member] | Tevas API Reporting Unit [Member]
Goodwill [Line Items]
Beginning balance			0	[1]	1,313		1,313	[1]
Goodwill allocation related to the shift of Canada to International Markets							0
Goodwill impairment					(1,280)
Goodwill reclassified as assets held for sale			0		0
Translation differences and other			0		(33)
Ending balance			0	[1]	0	[1]	1,313
Other [Member] | Medis Reporting Units [Member]
Goodwill [Line Items]
Beginning balance			232	[1]	265		265	[1]
Goodwill allocation related to the shift of Canada to International Markets							0
Goodwill impairment					0
Goodwill reclassified as assets held for sale			0		(7)
Translation differences and other			60		(26)
Ending balance			$ 292	[1]	$ 232	[1]	$ 265

[1]	Cumulative goodwill impairment as of December 31, 2025, 2024 and 2023, was approximately $29.6 billion, $29.6 billion and $28.3 billion, respectively.